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      As filed with the Securities and Exchange Commission on August 31, 1999


                Securities Act of 1933 Registration No. 33-10327
                Investment Company Act of 1940 File No. 811-4911
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------


                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         Pre-Effective Amendment No. ____                   [ ]
                          Post-Effective Amendment No. 27                   [X]
                                     and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                 Amendment No. 28                           [X]

                              --------------------

                      STATE STREET RESEARCH FINANCIAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                           Copy of Communications To:
                           Geoffrey R.T. Kenyon, Esq.
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

      It is proposed that this filing will become effective under Rule 485:


[ ] Immediately upon filing pursuant to paragraph (b)
[X] On September 1, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _____________ pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

     The Prospectus and Statement of Additional Information of the State Street Research Strategic Portfolios: Conservative (the "Fund") series of State Street Research Financial Trust (the "Registrant") are incorporated by reference from Post-Effective Amendment No. 26. The Fund intends to change its name to State Street Research Strategic Income Plus Fund concurrent with the effectiveness of this Amendment to the Fund's Registration Statement.

     The Prospectus and Statement of Additional Information of the State Street Research IntelliQuant Portfolios: Small-Cap Value series of the Registrant are included in Post-Effective Amendment No. 25.

     The Prospectus and Statement of Additional Information of the State Street Research International Equity Fund series of Registrant are included in Post-Effective Amendment No. 24.

     The Prospectus and Statement of Additional Information of State Street Research Strategic Portfolios: Moderate and State Street Research Strategic
Portfolios: Aggressive series of the Registrant are included in Post-Effective Amendment No. 23.

     The Prospectus and Statement of Additional Information of State Street Research Government Income Fund series of the Registrant are included in Post-Effective Amendment No. 22.

                     STATE STREET RESEARCH FINANCIAL TRUST

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits*


      (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 and Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

      (1)(b) Amendment No. 3 to First Amended and Restated Master Trust Agreement(10)

      (1)(c) Amendment No. 4 to First Amended and Restated Master Trust Agreement(12)

      (1)(d) Amendment No. 5 to the First Amended and Restated Master Trust Agreement(12)

      (1)(e) Form of Amendment No. 6 to the First Amended and Restated Master Trust Agreement(19)

      (2)(a)     By-Laws of the Registrant(1)**

      (2)(b)     Amendment No. 1 to By-Laws effective September 30, 1992(4)**

      (2)(c)     Amendment No. 2 to By-Laws(17)


      (3)        Not applicable

      (4)        Deleted

      (5)(a) Advisory Agreement with MetLife - State Street Investment Services, Inc.(2)**

      (5)(c) Transfer and Assumption of Responsibilities and Rights relating to the Advisory Agreement between State Street Financial Services, Inc. and State Street Research & Management Company(4)**

      (5)(d) Letter Agreement with respect to the Advisory Agreement relating to MetLife - State Street Research Balanced Fund(6)**

      (5)(e) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Strategic Portfolios:
                 Conservative and State Street Research Strategic Portfolios:
                 Aggressive(8)**

      (5)(f) Letter Agreement with respect to the Advisory Agreement relating to State Street Research IntelliQuant Portfolios:
                 Small-Cap Value(18)

      (5)(g) Form of Letter Agreement with respect to the Advisory Agreement relating to State Street Research International Equity Fund(17)

      (6)(a) First Amended and Restated Distribution Agreement with State Street Research Investment Services, Inc.(10)

      (6)(b)     Form of Selected Dealer Agreement(9)

      (6)(c)     Form of Bank and Bank-Affiliated Broker-Dealer Agreement(8)**

      (6)(d)     Form of Revised Supplement No. 1 to Selected Dealer
                 Agreement(10)

      (6)(e) Letter Agreement with respect to the Distribution Agreement relating to State Street Research IntelliQuant Portfolios:
                 Small-Cap Value(17)

      (6)(f) Form of Letter Agreement with respect to the Distribution Agreement relating to State Street Research International Equity Fund(17)

      (7)        Not applicable

      (8)(a)     Custodian Contract with State Street Bank and Trust
                 Company(2)**

      (8)(b) Letter Agreement with respect to Custodian Contract relating to MetLife - State Street Research Balanced Fund(6)**

      (8)(c) Letter Agreement with respect to the Custodian Contract relating to State Street Research Strategic Portfolios:
                 Conservative and State Street Research Strategic Portfolios:
                 Aggressive(8)**

      (8)(d) Amendment to the Custodian Contract with State Street Bank and Trust Company(3)**

      (8)(e) Letter Agreement with respect to the Custodian Contract relating to State Street Research IntelliQuant Portfolios:
                 Small-Cap Value(17)

      (8)(f)     Data Access Services Addendum to Custodian Agreement(15)

      (8)(g) Form of Letter Agreement with respect to the Custodian Contract relating to State Street Research International Equity Fund(17)

      (9)        Not applicable

      (10)(a)    Opinion and consent of Goodwin, Procter & Hoar LLP(7)**

      (10)(b) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research IntelliQuant Portfolios: Small-Cap Value(12)

      (10)(c) Opinion and Consent of Goowdin, Procter & Hoar LLP with respect to State Street Research International Equity Fund(17)

      (11)(a)    Consent of PricewaterhouseCoopers LLP

      (11)(b)    Consent of Deloitte & Touche LLP(17)

      (12)       Not applicable

      (13)(a)    Purchase Agreement and Investment Letter(1)**

      (13)(b)    Purchase Agreement and Investment Letter(2)**

      (13)(c) Subscription and Investment Letter -- MetLife - State Street Research Balanced Fund(6)**

      (13)(d) Subscription and Investment Letters -- Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive(8)**

      (14)(a)    Deleted

      (14)(b)    Deleted

      (14)(c)    Deleted

      (15)(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1(5)**

      (15)(b) Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to MetLife State Street Research Balanced Fund(6)**

      (15)(c) Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive(8)**

      (15)(d)    Rule 12b-1 Plan for State Street Research IntelliQuant
                 Portfolios: Small-Cap Value(17)

      (15)(e) Rule 12b-1 Plan for Class B(1) shares relating to State Street Research Government Income Fund, State Street Research Strategic Portfolios: Conservative, State Street Research Strategic Portfolios: Moderate and State Street Research Strategic Portfolios: Aggressive(15)

      (15)(f) Form of Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research International Equity Fund(17)

      (15)(g) Form of Letter Agreement with respect to Rule 12b-1 Plan for Class B(1) shares relating to State Street Research International Equity Fund(17)

      (16)(a)    Deleted

      (16)(b)    Deleted

      (16)(c)    Deleted

      (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-2(10)

      (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3(17)

      (18)(a)    Powers of Attorney(11)

      (18)(b)    Power of Attorney for Susan M. Phillips(13)

      (18)(c)    Power of Attorney for Bruce R. Bond(18)

      (19)       Certificate of Board Resolution Respecting Powers of
                 Attorney(18)

      (20)(a)    New Account Application(14)

      (20)(b)    Additional Services Application(14)

      (20)(c)    MetLife Securities, Inc. New Account Application(14)

      (27)(a)    Deleted

      (27)(b)    Deleted


----------------

* MetLife - State Street Investment Services, Inc. changed its name to State Street Financial Services, Inc. effective as of June 18, 1992, and subsequently changed its name to State Street Research Investment Services, Inc. effective October 28, 1992. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to MetLife - State Street Investment Services, Inc. or State Street Financial Services, Inc. The Series of the Registrant have changed their names at various times. Documents in this listing of Exhibits which were immediately effective prior to the most recent name change accordingly refer to a prior name of a series.

** Restated in electronic format in Post-Effective Amendment No. 17 filed on December 31, 1997.

Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote            Securities Act of 1933
Reference           Registration/Amendment              Date Filed
    1             Initial Registration                November 21, 1986
    2             Pre-Effective Amendment No. 1       February 13, 1987
    3             Post-Effective Amendment No. 3      February 22, 1989
    4             Post-Effective Amendment No. 7      February 26, 1993
    5             Post-Effective Amendment No. 9      July 8, 1993
    6             Post-Effective Amendment No. 10     February 9, 1994
    7             Post-Effective Amendment No. 11     February 18, 1994
    8             Post-Effective Amendment No. 13     November 30, 1994
    9             Post-Effective Amendment No. 15     December 28, 1995
   10             Post-Effective Amendment No. 16     February 27, 1997
   11             Post-Effective Amendment No. 17     December 31, 1997
   12             Post-Effective Amendment No. 19     August 19, 1998
   13             Post-Effective Amendment No. 20     November 17, 1998
   14             Post-Effective Amendment No. 21     November 27, 1998
   15             Post-Effective Amendment No. 22     December 29, 1998
   16             Post-Effective Amendment No. 23     February 12, 1999
   17             Post-Effective Amendment No. 24     May 3, 1999
   18             Post-Effective Amendment No. 25     June 29, 1999
   19             Post-Effective Amendment No. 26     July 1, 1999

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 31st day of August, 1999.


                      STATE STREET RESEARCH FINANCIAL TRUST

                             By:                  *
                                 -------------------------------------
                                 Ralph F. Verni
                                 Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

                   * Trustee, Chairman of the Board ------------------------------------ and Chief Executive Officer
Ralph F. Verni                        (principal executive officer)

                   * Treasurer (principal financial ------------------------------------ and accounting officer)
Gerard P. Maus

                   *
------------------------------------  Trustee
Bruce R. Bond

                   *
------------------------------------  Trustee
Steve A. Garban

                   *
------------------------------------  Trustee
Malcolm T. Hopkins

                   *                  Trustee
------------------------------------
Dean O. Morton

                   *                  Trustee
------------------------------------
Susan M. Phillips

                   *
------------------------------------  Trustee
Toby Rosenblatt

                   *                  Trustee
------------------------------------
Michael S. Scott Morton

*By: /s/ Francis J. McNamara, III
     ----------------------------

         Francis J. McNamara, III,
         Attorney-in-Fact under Powers of
         Attorney incorporated by
         reference from Post-Effective
         Amendments Nos. 17, 20 and 25.

                                              1933 Act Registration No. 33-10327
                                                      1940 Act File No. 811-4911
================================================================================

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                         --------------------

                               FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                      Pre-Effective Amendment No. ____                     [ ]


                     Post-Effective Amendment No. 27                       [X]


                                and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]


                           Amendment No. 28                                [X]


                         --------------------

                      STATE STREET RESEARCH FINANCIAL TRUST
         (Exact Name of Registrant as Specified in Declaration of Trust)

                         --------------------

                               EXHIBITS

                           INDEX TO EXHIBITS



(11)(a)     Consent of PricewaterhouseCoopers LLP